NET LOANS RECEIVABLE (Schedule of Nonaccrual Loans) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Financing Receivable, Impaired [Line Items]
Principal outstanding on nonaccrual loans		$ 225
Average nonaccrual loans	47	231
Interest income that would have been recognized		15
Interest income recognized		15
Interest income foregone
First Mortgage Loans One To Four Family Dwellings [Member]
Financing Receivable, Impaired [Line Items]
Principal outstanding on nonaccrual loans		225
Average nonaccrual loans	47	231
First Mortgage Loans Construction [Member]
Financing Receivable, Impaired [Line Items]
Principal outstanding on nonaccrual loans
Average nonaccrual loans
First Mortgage Loans Land Acquisition And Development [Member]
Financing Receivable, Impaired [Line Items]
Principal outstanding on nonaccrual loans
Average nonaccrual loans
Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Principal outstanding on nonaccrual loans
Average nonaccrual loans
Consumer Loans Home Equity Lines Of Credit [Member]
Financing Receivable, Impaired [Line Items]
Principal outstanding on nonaccrual loans
Average nonaccrual loans